Cash Equivalents and Marketable Securities - Available-for-Sale Securities in an Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value
Less Than 12 Months	$ 14,738	$ 25,166
12 Months or Longer	0	0
Total, fair value	14,738	25,166
Unrealized Losses
Less Than 12 Months	(1)	(34)
12 Months or Longer	0	0
Total	(1)	(34)
Commercial paper
Fair Value
Less Than 12 Months	0	17,699
12 Months or Longer	0	0
Total, fair value	0	17,699
Unrealized Losses
Less Than 12 Months	0	(27)
12 Months or Longer	0	0
Total	0	(27)
Corporate bonds
Fair Value
Less Than 12 Months	9,907	3,732
12 Months or Longer	0	0
Total, fair value	9,907	3,732
Unrealized Losses
Less Than 12 Months	(1)	(6)
12 Months or Longer	0	0
Total	(1)	(6)
U.S. government treasury securities
Fair Value
Less Than 12 Months	4,831
12 Months or Longer	0
Total, fair value	4,831
Unrealized Losses
Less Than 12 Months	0
12 Months or Longer	0
Total	$ 0
U.S. government agency securities
Fair Value
Less Than 12 Months		3,735
12 Months or Longer		0
Total, fair value		3,735
Unrealized Losses
Less Than 12 Months		(1)
12 Months or Longer		0
Total		$ (1)